Ownership Structure (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Ownership Structure
Schedule of the outstanding units

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profits units	19,726,873

167,015,394

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profit units	19,726,873

167,015,394